DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

February 2, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Global High Income Fund, DWS GNMA Fund, DWS High Income Fund and DWS Short Duration Fund (the “Funds”), each a series of Deutsche DWS Income Trust (the “Trust”) (Reg. Nos. 002-91577; 811-04049)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 111 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on January 26, 2023.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.